NOTE 7 – SHORT-TERM BORROWINGS (Details Narrative)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Debt Instrument [Line Items]
Short term borrowings	$ 3,448,733		$ 2,499,607	$ 2,499,607		¥ 23,400,000	¥ 17,480,000
Interest rate				0.00%
Proceeds from Short-Term Debt	2,417,048			$ 1,126,588
Proceeds from (Repayments of) Short-Term Debt	$ 1,467,922
Minimum [Member]
Debt Instrument [Line Items]
Interest rate	2.40%		3.15%
Maximum [Member]
Debt Instrument [Line Items]
Interest rate	6.53%		6.53%